Notes relating to the consolidated statement of financial position - Prepaid expenses and Other current financial assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes relating to the consolidated statement of financial position
Prepaid expenses	€ 2,338	€ 2,146	€ 454
Prepaid upfront reservation fee	1,000
Prepaid expenses relate to a license fee paid	500
Prepaid insurance and other expense	900
Other current financial assets
Financial assets	€ 168,907	€ 6,831	€ 6,813
Maturity Term	6 months